Investment Strategy	Oct. 27, 2026
UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities that are tied economically to emerging market countries. Investments in equity securities may include, but are not limited to, common stock; shares of collective trusts, investment companies, including exchange-traded funds (“ETFs”); preferred stock; securities convertible into common stock, rights, warrants and options; sponsored or unsponsored depository receipts and depository shares, including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts; equity securities of real estate investment trusts (“REITs”); securities sold in private placements; and new issues, including initial and secondary public offerings.

Securities tied economically to emerging market countries include securities on which the return is derived from issuers in emerging market countries, such as equity swap contracts and equity swap index contracts. The Fund intends to invest primarily in a portfolio of equity securities of issuers located in at least three emerging market countries, which may be located in Asia, Europe, Latin America, Africa and/or the Middle East.

The Fund will generally hold the stocks of between 20 to 40 issuers. The Fund may invest up to +/- 15% of its benchmark’s weighting (the MSCI Emerging Markets Index) in any one country or sector.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indices. The derivatives in which the Fund may invest include options (including options on securities, indices, futures, forwards, and swap agreements) futures, forward currency agreements, swap agreements (including interest rate, total return and currency) and equity participation notes and equity linked notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. Further, the Fund may acquire and sell forward foreign currency exchange contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates in connection with the settlement of securities. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); to obtain exposure to certain markets; or to establish net short positions for individual currencies (except for equity participation notes). Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

The Advisor considers a number of factors to determine whether an investment is tied to a particular country, including whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; the investment has its primary trading market in a particular country; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country; the investment is included in an index representative of a particular country or region; and the investment is exposed to the economic fortunes and risks of a particular country. For purposes of the Fund’s 80% policy, emerging market countries are countries that are not included in the MSCI World Index of major world economies. However, countries included in the MSCI World Index may also be considered emerging market countries based on current political and economic factors. The countries included in this definition will change over time. The Fund’s investments may include investments in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, and the Beijing Stock Exchange). The Fund may also invest in US- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals/entities affiliated with the business structured as a variable interest entity (“VIE”). In a VIE structure, instead of directly owning the equity interests in a Chinese company, the listed company has contractual arrangements with the Chinese entity (and/or related persons). These contractual arrangements are expected to provide the listed company (and investors in such company, such as the Fund) with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China.

The Fund may invest in securities issued by companies in any market capitalization range, including small capitalization companies.

In pursuing its investment strategy, depending upon market and economic conditions, the Fund may have a significant degree of investments in securities of issuers within a single sector, including the information technology sector.

Management process

The Advisor employs a high alpha long opportunistic strategy, also known as the “UBS-HALO” strategy. The UBS-HALO strategy is a long-term investing approach focused on taking opportunities that seek to produce superior performance relative to the benchmark (the difference of which is “alpha”). The Advisor follows a price to intrinsic value approach. The price to intrinsic value investment philosophy means the Advisor pays great attention to investment fundamentals and expected cash flows when assessing investments. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. These price/value discrepancies are used as the building blocks for portfolio construction.

In selecting individual securities for investment, the Advisor considers, among others:

•	A company’s potential cash generation
•	Earnings outlook
•	Expected sustainable return on investments
•	Expected sustainable growth rates
•	Stock prices versus a company’s asset or franchise values

The Fund’s investment process integrates material sustainability and/or environmental, social and governance (“ESG”) considerations into the research process for portfolio investments and portfolio holdings for which ESG data is available. Therefore, the Advisor does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. This analysis is captured in a qualitative ESG assessment by the Advisor that leverages internal research. The Advisor also accesses quantitative ESG data that combines multiple sources and provides information on ESG risks and opportunities. ESG considerations and weights considered may change over time. The Fund’s portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Investments in equity securities may include, but are not limited to, common stock; shares of collective trusts, investment companies, including exchange-traded funds (“ETFs”); preferred stock; securities convertible into common stock, rights, warrants and options; sponsored or unsponsored depository receipts and depository shares, including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts; equity securities of real estate investment trusts (“REITs”); securities sold in private placements; and new issues, including initial and secondary public offerings. For purposes of the Fund’s 80% policy, emerging market countries are countries that are not included in the MSCI World Index of major world economies. However, countries included in the MSCI World Index may also be considered emerging market countries based on current political and economic factors. The countries included in this definition will change over time.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy. For purposes of the Fund’s 80% policy, emerging market countries are countries that are not included in the MSCI World Index of major world economies. However, countries included in the MSCI World Index may also be considered emerging market countries based on current political and economic factors. The countries included in this definition will change over time.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities that are tied economically to emerging market countries.
UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

In order to achieve the Fund’s objective, the Fund employs an asset allocation strategy that seeks to maximize total return. The Advisor does not represent or guarantee that the Fund will meet this total return goal.

Under normal circumstances, the Fund will invest in securities and derivatives to gain exposure to equity, fixed income, and alternative asset class securities, including, but not limited to, convertible bonds and real estate securities, including real estate investment trusts (“REITs”) and real estate operating companies. The Fund may gain exposure to issuers located within and outside the United States, including securities of issuers in both developed (including the United States) and emerging markets countries.

Investments in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. The Fund may invest in securities of any maturity greater than one year and such securities may be either investment grade or high yield (lower-rated or “junk bonds”) securities. The Fund may invest in “to be announced” or “TBA” securities, which are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities.

Investments in equity securities may include, but are not limited to, common stock and preferred stock. The Fund may invest in other open-end investment companies advised by the Advisor and third-party passively managed exchanged-traded funds (“ETFs”) to gain exposure to certain asset classes. The Fund may also take active positions on volatility to generate returns or to hedge the Fund’s portfolio.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indices. The derivatives in which the Fund may invest include index options, futures, forward agreements, swap agreements (including, interest rate, credit default and inflation swaps), equity participation notes and equity linked notes. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency (except with respect to equity participation notes and equity linked notes), or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; or to establish net short positions for individual markets, currencies or securities. Futures on indices, forward agreements, interest rate swaps and credit default swaps may also be used to adjust the Fund’s portfolio duration.

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering (“IPO”).

Management process

The Advisor will manage the Fund’s portfolio using the following investment process as described below:

The strategy invests in the full spectrum of instruments and markets globally. The Advisor believes that the Advisor is able to improve the return outcome and risk management of the Fund by employing a well diversified strategy across a broad global opportunity set. Returns are generated from asset allocation across markets, currency and security selection.

Asset allocation decisions are primarily driven by UBS AM (Americas)’s assessment of valuation and prevailing market conditions in the United States and around the world. Using a systematic approach, the portfolio management team analyzes the asset classes and investments across equities, fixed income, and alternative asset classes (including currency), considering both fundamental valuation, economic and other market indicators. Regarding valuation, the Advisor evaluates whether asset classes and investments are attractively priced relative to fundamentals. The starting point is to assess the intrinsic value of an asset class, as determined by the fundamentals that drive an asset class’ future cash flow. The intrinsic value represents a long term anchor point to which the Advisor believes the asset class will eventually revert.

Fair value estimates of asset classes and markets are an output of UBS AM (Americas)’s proprietary valuation models. Discounting the asset’s future cash flow using a discount rate that appropriately reflects the inherent investment risk associated with holding the asset gives the asset’s fair value. The competitive advantage of the Advisor’s models lies in the quality and consistency of the inputs used and, therefore, the reliability of valuation conclusions. The discrepancy between actual market level and fair value (the price/value discrepancy) is the primary valuation signal used in identifying investment opportunities.

Next, the Advisor assesses additional market indicators and considers the effect that other determinants of economic growth and overall market volatility will have on each asset class. While in theory price/value discrepancies may resolve themselves quickly and linearly, in practice price/value discrepancy can grow larger before it resolves. While valuation models have proven effective at identifying longer-term price/value discrepancies, in the shorter term other factors can swamp valuation considerations. Thus, the Advisor incorporates an additional discipline in our idea generation process. The Advisor refers to this additional step in its idea generation process as market behavior analysis. Adding this step helps the Advisor to understand what other market indicators might drive the market towards or away from fundamental value. The Advisor performs systematic analysis of non-valuation drivers using models measuring sentiment, momentum and flows, market stress, the stage of the economic cycle, as well as an assessment of the general macroeconomic landscape. Conversely, valuation considerations tend to dominate when an asset class is substantially above or below fair value, but the Advisor recognizes that the use of market behavior analysis during these periods is very important to helping improve the timing in and out of these asset classes with very stretched valuations.

The asset allocation process is structured around the Active Multi-Asset Investment Committee (the “AMA IC”) meetings, which provides a forum for debate and the exploration of all ramifications of any investment decision, rather than aiming for a consensus to be reached. Instead, any voting member of the AMA IC can sponsor a trade idea, preparing a detailed investment thesis to support the view. An investment thesis has to define the investment rationale based on valuation and market behavioral influences, the time scale for it being realized, the transaction costs and the potential milestones the Advisor would expect to evaluate whether or not the view is correct. The sponsor is then responsible for convincing another member of the AMA IC to support the idea as co-sponsor.

Bottom up selection across active equity and fixed income markets can be utilized as part of the asset allocation process at the asset class level. With respect to specific equity securities for inclusion in the Fund’s equity asset classes, the Advisor may utilize fundamental valuation, quantitative and growth-oriented strategies. The Advisor’s bottom up fixed income security selection strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, security durations, credit qualities and coupon segments, as well as specific circumstances facing the issuers of fixed income securities.

The Advisor uses both fundamental valuation and market behavior analysis to make the two-pronged determination of risk budget and risk allocation. The Advisor works closely with the Risk Management team, members of which attend the AMA IC meetings, to determine the appropriate amount of risk capital to allocate to the underlying trade ideas given the strategy’s risk budget and objectives, prevailing investment opportunities, and other strategy exposures. To assist in this process the Risk Management team performs scenario and correlation analysis to better understand the risk and diversification of the overall strategy, and attempts to ensure that unintended factor exposures are identified, managed and monitored.

UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of issuers located throughout the world and equity securities of real estate investment trusts (“REITs”). Under normal market conditions, the Fund invests primarily (at least 65% of its total assets) in issuers organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Up to 35% of the Fund’s assets may be invested in US equity securities. The Fund may invest in issuers from both developed and emerging markets. The Fund’s investments may include investments in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, and the Beijing Stock Exchange). The Fund may also invest in US- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals/entities affiliated with the business structured as a variable interest entity (“VIE”). In a VIE structure, instead of directly owning the equity interests in a Chinese company, the listed company has contractual arrangements with the Chinese entity (and/or related persons). These contractual arrangements are expected to provide the listed company (and investors in such company, such as the Fund) with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China. The Advisor, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund’s assets in one or more countries if economic and business conditions warrant such investments. The Fund may invest in stocks of companies of any size.

The Fund may, but is not required to, use exchange-traded or over-the-counter (“OTC”) derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indices. The derivatives in which the Fund may invest include futures, forward currency agreements and equity participation notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); or to obtain exposure to certain markets (except for forward currency agreements). The Fund also may use futures contracts on equity securities and indices to gain market exposure on its uninvested cash. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering (“IPO”).

In pursuing its investment strategy and as a result of increased sector concentrations in the Fund’s benchmark, depending upon market and economic conditions, the Fund may have a significant degree of investments in securities of issuers within a single sector, including the financials sector.

Management process

The Advisor’s investment decisions are based upon price/value discrepancies as identified by the Advisor’s fundamental valuation process and material sustainability factors across environmental, social and governance (“ESG”) criteria.

In constructing the Fund’s portfolio, the Advisor employs a positive screening process to identify equity securities of companies that are attractive based on their fundamental valuation profile in addition to evaluating specific sustainability factors. In selecting securities for the Fund, the Advisor focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor’s assessment of what a security is worth. The Advisor will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon country, economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks across industries and countries with attractive relative price/value characteristics. Sustainability factors used by the Advisor in security selection are considered to be financially material factors that help the Advisor evaluate and compare the ESG performance relative to an investment’s industry and/or sector. This information is combined with additional financial analysis and research described above to identify companies the Advisor believes will provide attractively valued and sustainable investment opportunities.

In considering sustainability factors, the Advisor uses ESG tools such as an ESG materiality framework from the Sustainability Accounting Standards Board (SASB) to identify the most financially relevant factors, per sector, that can impact the investment thesis across different industry sectors. The universe of sustainability issues includes environmental factors such as global greenhouse gas emissions and wastewater management; social factors such as customer privacy and product safety; and governance factors such as critical and systemic risk management.

The Advisor also uses a proprietary risk tool to combine scores and data points from one or more reputable external research providers together with the UBS ESG Score to form the UBS Blended ESG Score. The Blended ESG Score is a normalized weighted average of ESG Score data from internal and recognized external providers (on a scale of 1‑10 with 10 having the best sustainability profile). In addition, absolute ESG risks such as poor corporate governance and high ESG controversy levels are included in the Advisor’s risk tool. Collectively, these inputs may lead to an ESG Risk Signal which flags companies with high ESG risks. The results of this analysis can then be incorporated into the Advisor’s portfolio allocations.

The individual investments in the Fund have a UBS Blended ESG Score (on a scale of 1‑10, with 10 having the best sustainability profile). The Fund’s sustainability profile is measured using the weighted average UBS Blended ESG score. The Fund seeks to maintain a sustainability profile, measured at the portfolio level, that is higher than its benchmark, the MSCI World ex-US Index, based on the Advisor’s framework. The Fund’s sustainability profile is measured against the benchmark’s profile and the corresponding results are calculated at least once a year. Because the Fund’s sustainability profile is assessed at the portfolio level, this means that individual investments may have a lower UBS Blended

ESG Score than the sustainability profile of the Fund’s benchmark. The Fund’s sustainability profile calculation does not take account of cash and unrated investment instruments.

In addition, the Advisor excludes from the Fund’s portfolio companies that are involved in certain sectors and manufacture products or engage in business activities, or derive material revenue from certain sectors and business activities, that are viewed as having a negative social or environmental impact. Such products or business activities include certain controversial weapons, natural resource extraction activities, thermal coal power generation, and certain controversial behavior and business activities as well as the failure of a portfolio company to meet certain engagement objectives identified by the Advisor. Certain exclusions are subject to thresholds based on metrics such as revenue to determine the extent of a company’s involvement in the associated activity. The Advisor may modify the above list of negative screens at any time, without prior shareholder approval or notice.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of issuers located throughout the world and equity securities of real estate investment trusts (“REITs”). Under normal market conditions, the Fund invests primarily (at least 65% of its total assets) in issuers organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities.
UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds and/or instruments that provide exposure to bond markets.

For purposes of the Fund’s 80% policy above, the Fund’s investments in bonds include a variety of fixed income securities, which may include, but are not limited to, securities of the US government, its agencies and government-sponsored enterprises, securities guaranteed by the US government, securities issued by municipalities, corporate debt securities of US and non-US issuers, including convertible securities, obligations of non-US governments or their subdivisions, agencies and government-sponsored enterprises, obligations of international agencies or supranational entities, mortgage-backed (including commercial and residential mortgage-backed securities) and asset-backed securities, and other securitized and structured securities. “Multi income bond” refers to the Fund’s investments in multiple types of fixed income securities/across multiple fixed income sectors.

Under normal circumstances, the Fund will invest at least 65% of its net assets in securities that, at the time of purchase, are rated investment grade by an independent rating agency (or, if unrated, are deemed to be of comparable quality by the Advisor), but may invest up to 35% in securities rated below investment grade (also known as lower-rated or “junk bonds”).

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, and auction rate features. In addition, the fixed income securities purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration. The Fund may invest in “to be announced” or “TBA” securities, which are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities.

The Fund invests in the United States and abroad, including in China and other emerging markets, and may purchase securities issued by domestic and foreign issuers. However, the Fund expects to limit foreign currency exposure to 25% of its net assets. Furthermore, no more than 40% of the Fund’s net assets may be invested in emerging markets securities. Depending on its assessment of market conditions, the Advisor may choose to allocate the Fund’s assets in any combination among these types of investments or may choose not to invest in these types of investments.

The Fund may also invest in equity securities, such as preferred stock. Equity investments may include securities of companies of any capitalization size, however the Fund expects to invest primarily in large and mid-capitalization companies.

The Fund may, but is not required to, use exchange-traded or over-the-counter (“OTC”) derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indices. The derivatives in which the Fund may invest include options (including, options on futures, forwards and swap agreements), futures, forward agreements, swap agreements (including, interest rate, total return, currency, credit default and inflation swaps), credit-linked securities and structured investments. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; or to establish net short positions for individual sectors, markets, currencies or securities. The Fund may use options, futures, swap agreements, credit-linked securities and structured investments to adjust the Fund’s portfolio duration. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Management process

The Advisor’s investment strategy is based on identifying compelling and attractive opportunities where the Advisor believes that the return profile sufficiently compensates for the risk of owning a position. The Advisor focuses on identifying relative value opportunities and discrepancies between observable market prices and the Advisor’s own estimates of fundamental value across various maturities, sectors and issuers.

The investment process combines both a top-down and bottom-up dynamic approach to exploit diversified sources of alpha (that is, potential sources of return in excess of a base market rate). The Advisor makes active decisions related to top-down factors, including duration, yield curve, and sector positioning. After defining these parameters, portfolio managers and credit research analysts work in close collaboration to develop investment themes for industry overweights and underweights as well as to determine the portions of the credit curve that are most attractive. The team then works to select securities to build optimal portfolios using bottom-up research and analysis.

The Fund’s investment process integrates material sustainability and/or environmental, social and governance (“ESG”) considerations into the research process for portfolio investments and portfolio holdings for which ESG data is available. Therefore, the Advisor does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. This analysis is captured in a qualitative ESG assessment by the Advisor that leverages internal research. The Advisor also accesses quantitative ESG data that combines multiple sources and provides information on ESG risks and opportunities. ESG considerations and weights considered may change over time. The Fund’s portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% policy above, the Fund’s investments in bonds include a variety of fixed income securities, which may include, but are not limited to, securities of the US government, its agencies and government-sponsored enterprises, securities guaranteed by the US government, securities issued by municipalities, corporate debt securities of US and non-US issuers, including convertible securities, obligations of non-US governments or their subdivisions, agencies and government-sponsored enterprises, obligations of international agencies or supranational entities, mortgage-backed (including commercial and residential mortgage-backed securities) and asset-backed securities, and other securitized and structured securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% policy above, the Fund’s investments in bonds include a variety of fixed income securities, which may include, but are not limited to, securities of the US government, its agencies and government-sponsored enterprises, securities guaranteed by the US government, securities issued by municipalities, corporate debt securities of US and non-US issuers, including convertible securities, obligations of non-US governments or their subdivisions, agencies and government-sponsored enterprises, obligations of international agencies or supranational entities, mortgage-backed (including commercial and residential mortgage-backed securities) and asset-backed securities, and other securitized and structured securities. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds and/or instruments that provide exposure to bond markets.
UBS Sustainable Development Bank Bond Fund (Class A, Class P) | UBS Sustainable Development Bank Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds and/or instruments that provide exposure to bonds issued by development banks. Development banks are financial organizations formed by government entities to promote economic and social development. The Fund invests in multilateral development bank bonds but may also invest in regional or national development bank obligations. The Fund’s investment in obligations issued by the International Bank for Reconstruction and Development and the Inter-American Development Bank may be significant, but the Fund normally will not invest more than 25% of its net assets in either issuer.

Under normal circumstances, the Fund will invest in securities that, at the time of purchase, possess a minimum rating of A3 by Moody’s Ratings (“Moody’s”) or A- by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings, Inc. (“Fitch”), comparably rated by another nationally recognized statistical rating organization, or, if unrated, are determined by the Advisor to be of comparable quality.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms. The Fund generally invests only in US dollar-denominated securities.

The Fund may, but is not required to, engage in derivatives transactions. Derivative instruments such as futures may be used for risk management purposes to hedge against a specific security or for investment (non-hedging) purposes to earn income or adjust portfolio duration. The Fund does not seek to use derivatives extensively. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to certain asset classes.

The Fund is a non-diversified fund, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company.

Management process

The Advisor seeks to invest in bonds issued by development banks. The Advisor constructs the portfolio consisting of multilateral and regional development banks. The Advisor focuses primarily on bonds issued by multilateral development banks which may include, but are not limited to, the International Bank for Reconstruction and Development and other member institutions of the World Bank Group, the Inter-American Development Bank, the Asian Development Bank, the African Development Bank, and the European Bank for Reconstruction and Development. Development banks are formed by their member states with the objective to provide financial and technical assistance to improve overall living standards through sustainable economic development and growth, and, as such, the Advisor considers investments in development bank bonds to be sustainable investments. While each development bank has a distinct focus, development banks generally use their capital for projects that seek to improve the state of the developing world, promote sustainable growth and raise living standards.

The Advisor selects investments for the Fund based on available supply and liquidity parameters (including, for example, such factors as evaluating amounts outstanding, available dealer inventory, and volumes traded in the secondary market) utilizing a stratified sampling approach (investing in a representative cross-section of the investment universe) to optimize tracking error and minimize transaction cost. The Fund will be managed relative to a composite index, which is a blend of two market indexes designed to measure the performance of the US dollar denominated multilateral development bank bond market. The Fund does not seek to directly replicate the index. The Fund’s composite index is the Solactive Global Multilateral Development Bank Bond USD 40% 1‑5 Year 60% 5‑10 Year Total Return Index. The index aims to represent exposure to bonds issued by entitled multilateral development banks, defined as international financial institutions created for the purpose of economic development. Eligible issuers must meet minimum thresholds for ESG ratings and controversy scores, as defined by the index provider. The index methodology excludes issuers assessed to be failing standards of the UN Global Compact and excludes UN country sanctions. These norms are reflected using assessments by Sustainalytics. Non-compliant issues will be removed from the index at the subsequent rebalance and will be reflected in the fund in line with the rebal‐

ancing of the index. Activity-based exclusions are not applied by the index. The Fund reserves the right in its discretion to change the index.

The Fund’s development bank bond investments may include issuers that are not part of the composite index. The Fund will seek to maintain a concentrated portfolio of development bank bonds emphasizing multilateral development banks. The portfolio management team will select the bonds in the market that meet their selection criteria with intention to provide similar risk/return characteristics as the broader development bank bond market.

The Fund may engage in active trading to adjust the portfolio in response to investor activity and to rebalance the portfolio as new development bank issuers come to the market and existing issuers enter the index or mature.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Development banks are financial organizations formed by government entities to promote economic and social development. The Fund invests in multilateral development bank bonds but may also invest in regional or national development bank obligations. Development banks are formed by their member states with the objective to provide financial and technical assistance to improve overall living standards through sustainable economic development and growth, and, as such, the Advisor considers investments in development bank bonds to be sustainable investments.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds and/or instruments that provide exposure to bonds issued by development banks.
UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

To achieve its investment objective, the Fund invests in, or seeks exposure to, stocks with attractive growth (earnings and dividend), attractive dividend yield, quality, and valuation profiles.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in US companies. In addition, under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in dividend paying securities. For purposes of this policy, dividend paying securities are those that pay dividends on a regular basis. The Fund invests a substantial portion of its net assets in large-capitalization equities traded in the United States. Investments in equity securities may include but are not limited to common stock (including real estate investment trusts (“REITs”)) of issuers located throughout the world, and American Depositary Receipts. The Fund may invest in issuers from both developed markets (including the United States) and emerging markets.

The Advisor considers a number of factors to determine whether an investment is tied to the United States, including whether the issuer is listed in the United States, the issuer is organized in the United States, the issuer derives at least 50% of its revenues in the United States, the issuer has at least 50% of its assets in the United States, the investment is included in an index representative of the United States, and the investment is exposed to the economic fortunes and risks of the United States.

Under normal circumstances, the Advisor intends to invest the Fund’s portfolio under the following guidelines, but reserves the right to deviate if economic and business conditions warrant:

•	20‑50 stocks in the portfolio
•	Companies with a market capitalization of $2.5 billion or greater
•	Typical allocation to American Depository Receipts (ADRs) of 15% or less
•	Minimum of 6 sectors included in the portfolio for diversification purposes
•	The Fund aims to be fully invested but may allow for a cash allocation—with a range of 0.50‑10% of net assets—for liquidity purposes.

Under certain market conditions, the Fund may, but is not required to, use exchange traded derivative instruments for risk management purposes or as part of the

Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indices. The derivatives in which the Fund may invest include futures, forward currency agreements and equity participation notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); or to obtain exposure to certain markets (except for forward currency agreements). The Fund also may use futures contracts on equity securities and indices to gain market exposure on its uninvested cash. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policies or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policies.

The Fund also may at times invest in ETFs and other investment companies for the purpose of gaining exposure to the stock market while maintaining liquidity.

In pursuing its investment strategy, depending upon market and economic conditions, the Fund may have a significant degree of investments in securities of issuers within a single sector, including the information technology sector.

Management process

The Advisor seeks to invest in companies that the Advisor believes have attractive current dividend yields, and strong and consistent historical and prospective dividend growth. The Advisor believes that this focus on consistent and sustainable dividend growth underscores a quality bias for the portfolio which the Advisor believes can help mitigate downside risks and deliver attractive risk-adjusted total returns through the market cycle when compared to the broader equity market.

In selecting individual securities for investment, the Advisor begins with a quantitative model to identify candidates for the portfolio. The investable universe of stocks is screened for the following metrics pursuant to the Advisor’s “dividend ruler” strategy:

•	Attractive dividend yield: Indicated dividend yield equal to or greater than the S&P 500 indicated dividend yield
•	Healthy dividend growth: 10-year compound annual growth rate of dividends per share (DPS) of greater than 4%
•	Strong dividend consistency: steady and stable dividend payments and growth over the last 10 years

The Advisor may modify the quantitative screening process at any time, without shareholder approval or notice.

Stocks that meet the above criteria may be eligible for inclusion in the portfolio. Stocks are then reviewed from a “bottom-up” or fundamental perspective by the Advisor, leveraging the intellectual capital of UBS Global Wealth Management (“WM”), an affiliate of the Advisor, Chief Investment Office (“CIO”) equity strategists and equity sector analysts, as well as other resources. The Advisor assesses the fundamental outlook for earnings per share, dividends per share growth, quality, and valuation—among other metrics—while determining potential upside and downside risks given current and expected market environments. This assessment is determined with the intention of owning stocks for the portfolio over a multi-year time horizon.

In addition, the Advisor constructs the portfolio taking into account several investment considerations including but not limited to: the UBS House View (a publication of macro and thematic views of WM CIO) on markets, regions, sectors and style factors. While the Advisor may receive input from multiple business units within UBS, the Advisor has final discretion in the portfolio’s construction.

The Fund’s investment process integrates material sustainability and/or ESG considerations into the research process for portfolio investments and portfolio holdings for which ESG data is available. Therefore, the Advisor does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. This analysis is captured in a qualitative ESG assessment by the Advisor that leverages internal research. The Advisor also accesses quantitative ESG data that combines multiple sources and provides information on ESG risks and opportunities. ESG considerations and weights considered may change over time. The Fund’s portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, dividend paying securities are those that pay dividends on a regular basis. The Advisor considers a number of factors to determine whether an investment is tied to the United States, including whether the issuer is listed in the United States, the issuer is organized in the United States, the issuer derives at least 50% of its revenues in the United States, the issuer has at least 50% of its assets in the United States, the investment is included in an index representative of the United States, and the investment is exposed to the economic fortunes and risks of the United States.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Advisor considers a number of factors to determine whether an investment is tied to the United States, including whether the issuer is listed in the United States, the issuer is organized in the United States, the issuer derives at least 50% of its revenues in the United States, the issuer has at least 50% of its assets in the United States, the investment is included in an index representative of the United States, and the investment is exposed to the economic fortunes and risks of the United States. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policies or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in US companies. In addition, under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in dividend paying securities. For purposes of this policy, dividend paying securities are those that pay dividends on a regular basis.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

To achieve its investment objective, the Fund invests in, or seeks exposure to, stocks with attractive growth, quality, and valuation profiles.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in US growth companies. The Fund invests primarily in stocks of companies that are believed to have substantial potential for capital growth. The Fund defines a company as a growth company if it is (i) included in an index that is representative of growth companies; (ii) classified as a growth company by an independent third party financial data provider; or (iii) considered by the advisor to exhibit characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market.

The Advisor considers a number of factors to determine whether an investment is tied to the United States, including whether the issuer is listed in the United States, the issuer is organized in the United States, the issuer derives at least 50% of its revenues in the United States, the issuer has at least 50% of its assets in the United States, the investment is included in an index representative of the United States, and the investment is exposed to the economic fortunes and risks of the United States.

Under normal circumstances, the Fund invests a substantial portion of its net assets in large-capitalization equities traded in the United States. Investments in equity securities may include but are not limited to common stock (including REITs) of issuers located throughout the world, and American Depositary Receipts. The Fund may invest in issuers from both developed markets (including the United States) and emerging markets.

Under normal market conditions, the Advisor intends to invest the Fund’s portfolio under the following guidelines, but reserves the right to deviate if economic and business conditions warrant:

•	20‑50 stocks in the portfolio
•	Companies with a market capitalization of $2.5 billion or greater
•	Typical allocation to American Depository Receipts (ADRs) of 15% or less
•	Minimum of 6 sectors included in the portfolio for diversification purposes
•	The Fund aims to be fully invested but may allow for a cash allocation—with a range of 0.50‑10% of net assets—for liquidity purposes.

The Fund is a non-diversified fund, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company.

Under certain market conditions, the Fund may, but is not required to, use exchange traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indices. The derivatives in which the Fund may invest include futures, forward currency agreements and equity participation notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); or to obtain exposure to certain markets (except for forward currency agreements). The Fund also may use futures contracts on equity securities and indices to gain market exposure on its uninvested cash. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

The Fund also may at times invest in ETFs and other investment companies for the purpose of gaining exposure to the stock market while maintaining liquidity.

In pursuing its investment strategy, depending upon market and economic conditions, the Fund may have a significant degree of investments in securities of issuers within a single sector or industry, including the information technology sector and semiconductor industry.

Management process

The Advisor seeks to invest in high quality companies, expected to deliver above-average earnings per share (EPS) growth over the next 3‑5 years, trading at attractive valuations. The Advisor believes that investment risks inherent in investing in higher growth-oriented stocks can be mitigated by focusing on both higher quality companies and being disciplined regarding valuations. Using this approach, the Advisor believes the portfolio can deliver attractive risk-adjusted total returns through the market cycle when compared to US large-cap growth indices.

The portfolio management team defines “reasonable price” as attractive valuation relative to the broader growth index (Russell 1000 Growth Index). While the primary metric used to assess valuation is price-to-earnings, the team may include other metrics such as enterprise value-to-earnings before interest, taxes, depreciation and amortization (“EBITDA”) and price-to-sales.

In selecting individual securities for investment, the Advisor begins with a proprietary quantitative model. The investable universe of stocks are scored using the following metrics:

•	High-quality as defined by margin stability over a business cycle and return on equity.
•	Expected earnings growth over the next 3‑5 years
•	Valuation relative to the broader growth index (Russell 1000 Growth Index).

The Advisor may modify the quantitative screening process at any time, without shareholder approval or notice.

Stocks are then reviewed from a “bottom-up” or fundamental perspective by the Advisor, leveraging the intellectual capital of UBS Global Wealth Management (“WM”), an affiliate of the Advisor, Chief Investment Office (“CIO”) equity strategists and equity sector analysts, as well as other resources. The Advisor assesses the fundamental outlook for revenues, earnings, quality, and valuation—among other metrics—while determining potential upside and downside risks given current and expected market environments. This assessment is determined with the intention of owning stocks for the portfolio over a multi-year time horizon.

In addition, the Advisor constructs the portfolio taking into account several investment considerations including but not limited to: the UBS House View (a publication of macro and thematic views of WM CIO) on markets, regions, sectors and style factors. While the Advisor may receive input from multiple business units within UBS, the Advisor has final discretion in the portfolio’s construction.

The Fund’s investment process integrates material sustainability and/or environmental, social and governance (“ESG”) considerations into the research process for portfolio investments and portfolio holdings for which ESG data is available. Therefore, the Advisor does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. This analysis is captured in a qualitative ESG assessment by the Advisor that leverages internal research. The Advisor also accesses quantitative ESG data that combines multiple sources and provides information on ESG risks and opportunities. ESG considerations and weights considered may change over time. The Fund’s portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in stocks of companies that are believed to have substantial potential for capital growth. The Fund defines a company as a growth company if it is (i) included in an index that is representative of growth companies; (ii) classified as a growth company by an independent third party financial data provider; or (iii) considered by the advisor to exhibit characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. The Advisor considers a number of factors to determine whether an investment is tied to the United States, including whether the issuer is listed in the United States, the issuer is organized in the United States, the issuer derives at least 50% of its revenues in the United States, the issuer has at least 50% of its assets in the United States, the investment is included in an index representative of the United States, and the investment is exposed to the economic fortunes and risks of the United States. The Advisor considers a number of factors to determine whether an investment is tied to the United States, including whether the issuer is listed in the United States, the issuer is organized in the United States, the issuer derives at least 50% of its revenues in the United States, the issuer has at least 50% of its assets in the United States, the investment is included in an index representative of the United States, and the investment is exposed to the economic fortunes and risks of the United States.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in stocks of companies that are believed to have substantial potential for capital growth. The Fund defines a company as a growth company if it is (i) included in an index that is representative of growth companies; (ii) classified as a growth company by an independent third party financial data provider; or (iii) considered by the advisor to exhibit characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. The Advisor considers a number of factors to determine whether an investment is tied to the United States, including whether the issuer is listed in the United States, the issuer is organized in the United States, the issuer derives at least 50% of its revenues in the United States, the issuer has at least 50% of its assets in the United States, the investment is included in an index representative of the United States, and the investment is exposed to the economic fortunes and risks of the United States. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in US growth companies.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities that are tied economically to emerging market countries. Investments in equity securities may include, but are not limited to, common stock; shares of collective trusts, investment companies, including exchange-traded funds (“ETFs”); preferred stock; securities convertible into common stock, rights, warrants and options; sponsored or unsponsored depository receipts and depository shares, including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts; equity securities of real estate investment trusts (“REITs”); securities sold in private placements; and new issues, including initial and secondary public offerings.

Securities tied economically to emerging market countries include securities on which the return is derived from issuers in emerging market countries, such as equity swap contracts and equity swap index contracts. The Fund intends to invest primarily in a portfolio of equity securities of issuers located in at least three emerging market countries, which may be located in Asia, Europe, Latin America, Africa and/or the Middle East.

The Fund will generally hold the stocks of between 20 to 40 issuers. The Fund may invest up to +/- 15% of its benchmark’s weighting (the MSCI Emerging Markets Index) in any one country or sector.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indices. The derivatives in which the Fund may invest include options (including options on securities, indices, futures, forwards, and swap agreements) futures, forward currency agreements, swap agreements (including interest rate, total return and currency) and equity participation notes and equity linked notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. Further, the Fund may acquire and sell forward foreign currency exchange contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates in connection with the settlement of securities. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); to obtain exposure to certain markets; or to establish net short positions for individual currencies (except for equity participation notes). Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

The Advisor considers a number of factors to determine whether an investment is tied to a particular country, including whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; the investment has its primary trading market in a particular country; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country; the investment is included in an index representative of a particular country or region; and the investment is exposed to the economic fortunes and risks of a particular country. For purposes of the Fund’s 80% policy, emerging market countries are countries that are not included in the MSCI World Index of major world economies. However, countries included in the MSCI World Index may also be considered emerging market countries based on current political and economic factors. The countries included in this definition will change over time. The Fund’s investments may include investments in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, and the Beijing Stock Exchange). The Fund may also invest in US- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals/entities affiliated with the business structured as a variable interest entity (“VIE”). In a VIE structure, instead of directly owning the equity interests in a Chinese company, the listed company has contractual arrangements with the Chinese entity (and/or related persons). These contractual arrangements are expected to provide the listed company (and investors in such company, such as the Fund) with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China.

The Fund may invest in securities issued by companies in any market capitalization range, including small capitalization companies.

In pursuing its investment strategy, depending upon market and economic conditions, the Fund may have a significant degree of investments in securities of issuers within a single sector, including the information technology sector.

Management process

The Advisor employs a high alpha long opportunistic strategy, also known as the “UBS-HALO” strategy. The UBS-HALO strategy is a long-term investing approach focused on taking opportunities that seek to produce superior performance relative to the benchmark (the difference of which is “alpha”). The Advisor follows a price to intrinsic value approach. The price to intrinsic value investment philosophy means the Advisor pays great attention to investment fundamentals and expected cash flows when assessing investments. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. These price/value discrepancies are used as the building blocks for portfolio construction.

In selecting individual securities for investment, the Advisor considers, among others:

•	A company’s potential cash generation
•	Earnings outlook
•	Expected sustainable return on investments
•	Expected sustainable growth rates
•	Stock prices versus a company’s asset or franchise values

The Fund’s investment process integrates material sustainability and/or environmental, social and governance (“ESG”) considerations into the research process for portfolio investments and portfolio holdings for which ESG data is available. Therefore, the Advisor does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. This analysis is captured in a qualitative ESG assessment by the Advisor that leverages internal research. The Advisor also accesses quantitative ESG data that combines multiple sources and provides information on ESG risks and opportunities. ESG considerations and weights considered may change over time. The Fund’s portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Investments in equity securities may include, but are not limited to, common stock; shares of collective trusts, investment companies, including exchange-traded funds (“ETFs”); preferred stock; securities convertible into common stock, rights, warrants and options; sponsored or unsponsored depository receipts and depository shares, including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts; equity securities of real estate investment trusts (“REITs”); securities sold in private placements; and new issues, including initial and secondary public offerings. For purposes of the Fund’s 80% policy, emerging market countries are countries that are not included in the MSCI World Index of major world economies. However, countries included in the MSCI World Index may also be considered emerging market countries based on current political and economic factors. The countries included in this definition will change over time.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy. For purposes of the Fund’s 80% policy, emerging market countries are countries that are not included in the MSCI World Index of major world economies. However, countries included in the MSCI World Index may also be considered emerging market countries based on current political and economic factors. The countries included in this definition will change over time.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities that are tied economically to emerging market countries.
UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of issuers located throughout the world and equity securities of real estate investment trusts (“REITs”). Under normal market conditions, the Fund invests primarily (at least 65% of its total assets) in issuers organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Up to 35% of the Fund’s assets may be invested in US equity securities. The Fund may invest in issuers from both developed and emerging markets. The Fund’s investments may include investments in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, and the Beijing Stock Exchange). The Fund may also invest in US- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals/entities affiliated with the business structured as a variable interest entity (“VIE”). In a VIE structure, instead of directly owning the equity interests in a Chinese company, the listed company has contractual arrangements with the Chinese entity (and/or related persons). These contractual arrangements are expected to provide the listed company (and investors in such company, such as the Fund) with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China. The Advisor, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund’s assets in one or more countries if economic and business conditions warrant such investments. The Fund may invest in stocks of companies of any size.

The Fund may, but is not required to, use exchange-traded or over-the-counter (“OTC”) derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indices. The derivatives in which the Fund may invest include futures, forward currency agreements and equity participation notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); or to obtain exposure to certain markets (except for forward currency agreements). The Fund also may use futures contracts on equity securities and indices to gain market exposure on its uninvested cash. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering (“IPO”).

In pursuing its investment strategy and as a result of increased sector concentrations in the Fund’s benchmark, depending upon market and economic conditions, the Fund may have a significant degree of investments in securities of issuers within a single sector, including the financials sector.

Management process

The Advisor’s investment decisions are based upon price/value discrepancies as identified by the Advisor’s fundamental valuation process and material sustainability factors across environmental, social and governance (“ESG”) criteria.

In constructing the Fund’s portfolio, the Advisor employs a positive screening process to identify equity securities of companies that are attractive based on their fundamental valuation profile in addition to evaluating specific sustainability factors. In selecting securities for the Fund, the Advisor focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor’s assessment of what a security is worth. The Advisor will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon country, economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks across industries and countries with attractive relative price/value characteristics. Sustainability factors used by the Advisor in security selection are considered to be financially material factors that help the Advisor evaluate and compare the ESG performance relative to an investment’s industry and/or sector. This information is combined with additional financial analysis and research described above to identify companies the Advisor believes will provide attractively valued and sustainable investment opportunities.

In considering sustainability factors, the Advisor uses ESG tools such as an ESG materiality framework from the Sustainability Accounting Standards Board (SASB) to identify the most financially relevant factors, per sector, that can impact the investment thesis across different industry sectors. The universe of sustainability issues includes environmental factors such as global greenhouse gas emissions and wastewater management; social factors such as customer privacy and product safety; and governance factors such as critical and systemic risk management.

The Advisor also uses a proprietary risk tool to combine scores and data points from one or more reputable external research providers together with the UBS ESG Score to form the UBS Blended ESG Score. The Blended ESG Score is a normalized weighted average of ESG Score data from internal and recognized external providers (on a scale of 1‑10, with 10 having the best sustainability profile). In addition, absolute ESG risks such as poor corporate governance and high ESG controversy levels are included in the Advisor’s risk tool. Collectively, these inputs may lead to an ESG Risk Signal which flags companies with high ESG risks. The results of this analysis can then be incorporated into the Advisor’s portfolio allocations.

The individual investments in the Fund have a UBS Blended ESG Score (on a scale of 1‑10, with 10 having the best sustainability profile). The Fund’s sustainability profile is measured using the weighted average UBS Blended ESG score. The Fund seeks to maintain a sustainability profile, measured at the portfolio level, that is higher than its benchmark, the MSCI World ex-US Index, based on the Advisor’s framework. The Fund’s sustainability profile is measured against the benchmark’s profile and the corresponding results are calculated at least once a year. Because the Fund’s sustainability profile is assessed at the portfolio level, this means that individual investments may have a lower UBS Blended ESG Score than the sustainability profile of the Fund’s benchmark. The Fund’s sustainability profile calculation does not take account of cash and unrated investment instruments.

In addition, the Advisor excludes from the Fund’s portfolio companies that are involved in certain sectors and manufacture products or engage in business activities, or derive material revenue from certain sectors and busi‐

ness activities, that are viewed as having a negative social or environmental impact. Such products or business activities include certain controversial weapons, natural resource extraction activities, thermal coal power generation, and certain controversial behavior and business activities as well as the failure of a portfolio company to meet certain engagement objectives identified by the Advisor. Certain exclusions are subject to thresholds based on metrics such as revenue to determine the extent of a company’s involvement in the associated activity. The Advisor may modify the above list of negative screens at any time, without prior shareholder approval or notice.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of issuers located throughout the world and equity securities of real estate investment trusts (“REITs”). Under normal market conditions, the Fund invests primarily (at least 65% of its total assets) in issuers organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

To achieve its investment objective, the Fund invests in, or seeks exposure to, stocks with attractive growth (earnings and dividend), attractive dividend yield, quality, and valuation profiles.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in US companies. In addition, under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in dividend paying securities. For purposes of this policy, dividend paying securities are those that pay dividends on a regular basis. The Fund invests a substantial portion of its net assets in large-capitalization equities traded in the United States. Investments in equity securities may include but are not limited to common stock (including real estate investment trusts (“REITs”)) of issuers located throughout the world, and American Depositary Receipts. The Fund may invest in issuers from both developed markets (including the United States) and emerging markets.

The Advisor considers a number of factors to determine whether an investment is tied to the United States, including whether the issuer is listed in the United States, the issuer is organized in the United States, the issuer derives at least 50% of its revenues in the United States, the issuer has at least 50% of its assets in the United States, the investment is included in an index representative of the United States, and the investment is exposed to the economic fortunes and risks of the United States.

Under normal circumstances, the Advisor intends to invest the Fund’s portfolio under the following guidelines, but reserves the right to deviate if economic and business conditions warrant:

•	20‑50 stocks in the portfolio
•	Companies with a market capitalization of $2.5 billion or greater
•	Typical allocation to American Depository Receipts (ADRs) of 15% or less
•	Minimum of 6 sectors included in the portfolio for diversification purposes
•	The Fund aims to be fully invested but may allow for a cash allocation—with a range of 0.50‑10% of net assets—for liquidity purposes.

Under certain market conditions, the Fund may, but is not required to, use exchange traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indices. The derivatives in which the Fund may invest include futures, forward currency agreements and equity participation notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); or to obtain exposure to certain markets (except for forward currency agreements). The Fund also may use futures contracts on equity securities and indices to gain market exposure on its uninvested cash. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policies or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policies.

The Fund also may at times invest in exchange-traded funds (“ETFs”) and other investment companies for the purpose of gaining exposure to the stock market while maintaining liquidity.

In pursuing its investment strategy, depending upon market and economic conditions, the Fund may have a significant degree of investments in securities of issuers within a single sector, including the information technology sector.

Management process

The Advisor seeks to invest in companies that the Advisor believes have attractive current dividend yields, and strong and consistent historical and prospective dividend growth. The Advisor believes that this focus on consistent and sustainable dividend growth underscores a quality bias for the portfolio which the Advisor believes can help mitigate downside risks and deliver attractive risk-adjusted total returns through the market cycle when compared to the broader equity market.

In selecting individual securities for investment, the Advisor begins with a quantitative model to identify candidates for the portfolio. The investable universe of stocks is screened for the following metrics pursuant to the Advisor’s “dividend ruler” strategy:

•	Attractive dividend yield: Indicated dividend yield equal to or greater than the S&P 500 indicated dividend yield
•	Healthy dividend growth: 10-year compound annual growth rate of dividends per share (DPS) of greater than 4%
•	Strong dividend consistency: steady and stable dividend payments and growth over the last 10 years

The Advisor may modify the quantitative screening process at any time, without shareholder approval or notice.

Stocks that meet the above criteria may be eligible for inclusion in the portfolio. Stocks are then reviewed from a “bottom-up” or fundamental perspective by the Advisor, leveraging the intellectual capital of UBS Global Wealth Management (“WM”), an affiliate of the Advisor, Chief Investment Office (“CIO”) equity strategists and equity sector analysts, as well as other resources. The Advisor assesses the fundamental outlook for earnings per share, dividends per share growth, quality, and valuation—among other metrics—while determining potential upside and downside risks given current and expected market environments. This assessment is determined with the intention of owning stocks for the portfolio over a multi-year time horizon.

In addition, the Advisor constructs the portfolio taking into account several investment considerations including but not limited to: the UBS House View (a publication of macro and thematic views of WM CIO) on markets, regions, sectors and style factors. While the Advisor may receive input from multiple business units within UBS, the Advisor has final discretion in the portfolio’s construction.

The Fund’s investment process integrates material sustainability and/or environmental, social and governance (“ESG”) considerations into the research process for portfolio investments and portfolio holdings for which ESG data is available. Therefore, the Advisor does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. This analysis is captured in a qualitative ESG assessment by the Advisor that leverages internal research. The Advisor also accesses quantitative ESG data that combines multiple sources and provides information on ESG risks and opportunities. ESG considerations and weights considered may change over time. The Fund’s portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, dividend paying securities are those that pay dividends on a regular basis. The Advisor considers a number of factors to determine whether an investment is tied to the United States, including whether the issuer is listed in the United States, the issuer is organized in the United States, the issuer derives at least 50% of its revenues in the United States, the issuer has at least 50% of its assets in the United States, the investment is included in an index representative of the United States, and the investment is exposed to the economic fortunes and risks of the United States.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Advisor considers a number of factors to determine whether an investment is tied to the United States, including whether the issuer is listed in the United States, the issuer is organized in the United States, the issuer derives at least 50% of its revenues in the United States, the issuer has at least 50% of its assets in the United States, the investment is included in an index representative of the United States, and the investment is exposed to the economic fortunes and risks of the United States. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policies or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in US companies. In addition, under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in dividend paying securities. For purposes of this policy, dividend paying securities are those that pay dividends on a regular basis.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds and/or instruments that provide exposure to bond markets.

For purposes of the Fund’s 80% policy above, the Fund’s investments in bonds include a variety of fixed income securities, which may include, but are not limited to, securities of the US government, its agencies and government-sponsored enterprises, securities guaranteed by the US government, securities issued by municipalities, corporate debt securities of US and non-US issuers, including convertible securities, obligations of non-US governments or their subdivisions, agencies and government-sponsored enterprises, obligations of international agencies or supranational entities, mortgage-backed (including commercial and residential mortgage-backed securities) and asset-backed securities, and other securitized and structured securities. “Multi income bond” refers to the Fund’s investments in multiple types of fixed income securities/across multiple fixed income sectors.

Under normal circumstances, the Fund will invest at least 65% of its net assets in securities that, at the time of purchase, are rated investment grade by an independent rating agency (or, if unrated, are deemed to be of comparable quality by the Advisor), but may invest up to 35% in securities rated below investment grade (also known as lower-rated or “junk bonds”).

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, and auction rate features. In addition, the fixed income securities purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration. The Fund may invest in “to be announced” or “TBA” securities, which are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities.

The Fund invests in the United States and abroad, including in China and other emerging markets, and may purchase securities issued by domestic and foreign issuers. However, the Fund expects to limit foreign cur‐

rency exposure to 25% of its net assets. Furthermore, no more than 40% of the Fund’s net assets may be invested in emerging markets securities. Depending on its assessment of market conditions, the Advisor may choose to allocate the Fund’s assets in any combination among these types of investments or may choose not to invest in these types of investments.

The Fund may also invest in equity securities, such as preferred stock. Equity investments may include securities of companies of any capitalization size, however the Fund expects to invest primarily in large and mid-capitalization companies.

The Fund may, but is not required to, use exchange-traded or over-the-counter (“OTC”) derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indices. The derivatives in which the Fund may invest include options (including, options on futures, forwards and swap agreements), futures, forward agreements, swap agreements (including, interest rate, total return, currency, credit default and inflation swaps), credit-linked securities and structured investments. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; or to establish net short positions for individual sectors, markets, currencies or securities. The Fund may use options, futures, swap agreements, credit-linked securities and structured investments to adjust the Fund’s portfolio duration. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Management process

The Advisor’s investment strategy is based on identifying compelling and attractive opportunities where the Advisor believes that the return profile sufficiently compensates for the risk of owning a position. The Advisor focuses on identifying relative value opportunities and discrepancies between observable market prices and the Advisor’s own estimates of fundamental value across various maturities, sectors and issuers.

The investment process combines both a top-down and bottom-up dynamic approach to exploit diversified sources of alpha (that is, potential sources of return in excess of a base market rate). The Advisor makes active decisions related to top-down factors, including duration, yield curve, and sector positioning. After defining these parameters, portfolio managers and credit research analysts work in close collaboration to develop investment themes for industry overweights and underweights as well as to determine the portions of the credit curve that are most attractive. The team then works to select securities to build optimal portfolios using bottom-up research and analysis.

The Fund’s investment process integrates material sustainability and/or environmental, social and governance (“ESG”) considerations into the research process for portfolio investments and portfolio holdings for which ESG data is available. Therefore, the Advisor does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. This analysis is captured in a qualitative ESG assessment by the Advisor that leverages internal research. The Advisor also accesses quantitative ESG data that combines multiple sources and provides information on ESG risks and opportunities. ESG considerations and weights considered may change over time. The Fund’s portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% policy above, the Fund’s investments in bonds include a variety of fixed income securities, which may include, but are not limited to, securities of the US government, its agencies and government-sponsored enterprises, securities guaranteed by the US government, securities issued by municipalities, corporate debt securities of US and non-US issuers, including convertible securities, obligations of non-US governments or their subdivisions, agencies and government-sponsored enterprises, obligations of international agencies or supranational entities, mortgage-backed (including commercial and residential mortgage-backed securities) and asset-backed securities, and other securitized and structured securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% policy above, the Fund’s investments in bonds include a variety of fixed income securities, which may include, but are not limited to, securities of the US government, its agencies and government-sponsored enterprises, securities guaranteed by the US government, securities issued by municipalities, corporate debt securities of US and non-US issuers, including convertible securities, obligations of non-US governments or their subdivisions, agencies and government-sponsored enterprises, obligations of international agencies or supranational entities, mortgage-backed (including commercial and residential mortgage-backed securities) and asset-backed securities, and other securitized and structured securities. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds and/or instruments that provide exposure to bond markets.
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds and/or instruments that provide exposure to bonds issued by development banks. Development banks are financial organizations formed by government entities to promote economic and social development. The Fund invests in multilateral development bank bonds but may also invest in regional or national development bank obligations. The Fund’s investment in obligations issued by the International Bank for Reconstruction and Development and the Inter-American Development Bank may be significant, but the Fund normally will not invest more than 25% of its net assets in either issuer.

Under normal circumstances, the Fund will invest in securities that, at the time of purchase, possess a minimum rating of A3 by Moody’s Ratings (“Moody’s”) or A- by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings, Inc. (“Fitch”), comparably rated by another nationally recognized statistical rating organization, or, if unrated, are determined by the Advisor to be of comparable quality.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms. The Fund generally invests only in US dollar-denominated securities.

The Fund may, but is not required to, engage in derivatives transactions. Derivative instruments such as futures may be used for risk management purposes to hedge against a specific security or for investment (non-hedging) purposes to earn income or adjust portfolio duration. The Fund does not seek to use derivatives extensively. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to certain asset classes.

The Fund is a non-diversified fund, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company.

Management process

The Advisor seeks to invest in bonds issued by development banks. The Advisor constructs the portfolio consisting of multilateral and regional development banks. The Advisor focuses primarily on bonds issued by multilateral development banks which may include, but are not limited to, the International Bank for Reconstruction and Development and other member institutions of the World Bank Group, the Inter-American Development Bank, the Asian Development Bank, the African Development Bank, and the European Bank for Reconstruction and Development. Development banks are formed by their member states with the objective to provide financial and technical assistance to improve overall living standards through sustainable economic development and growth, and, as such, the Advisor considers investments in development bank bonds to be sustainable investments. While each development bank has a distinct focus, development banks generally use their capital for projects that seek to improve the state of the developing world, promote sustainable growth and raise living standards.

The Advisor selects investments for the Fund based on available supply and liquidity parameters (including, for example, such factors as evaluating amounts outstanding, available dealer inventory, and volumes traded in the secondary market) utilizing a stratified sampling approach (investing in a representative cross-section of the investment universe) to optimize tracking error and minimize transaction cost. The Fund will be managed relative to a composite index, which is a blend of two market indexes designed to measure the performance of the US dollar denominated multilateral development bank bond market. The Fund does not seek to directly replicate the index. The Fund’s composite index is the Solactive Global Multilateral Development Bank Bond USD 40% 1‑5 Year 60% 5‑10 Year Total Return Index. The index aims to represent exposure to bonds issued by entitled multilateral development banks, defined as international financial institutions created for the purpose of economic development. Eligible issuers must meet minimum thresholds for ESG ratings and controversy scores, as defined by the index provider. The index methodology excludes issuers assessed to be failing standards of the UN Global Compact and excludes UN country sanctions. These norms are reflected using assessments by Sustainalytics. Non-compliant issues will be removed from the index at the subsequent rebalance and will be reflected in the fund in line with the rebalancing of the index. Activity-based exclusions are not applied by the index. The Fund reserves the right in its discretion to change the index.

The Fund’s development bank bond investments may include issuers that are not part of the composite index. The Fund will seek to maintain a concentrated portfolio of development bank bonds emphasizing multilateral development banks. The portfolio management team will select the bonds in the market that meet their selection criteria with intention to provide similar risk/return characteristics as the broader development bank bond market.

The Fund may engage in active trading to adjust the portfolio in response to investor activity and to rebalance the portfolio as new development bank issuers come to the market and existing issuers enter the index or mature.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Development banks are financial organizations formed by government entities to promote economic and social development. The Fund invests in multilateral development bank bonds but may also invest in regional or national development bank obligations. Development banks are formed by their member states with the objective to provide financial and technical assistance to improve overall living standards through sustainable economic development and growth, and, as such, the Advisor considers investments in development bank bonds to be sustainable investments.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds and/or instruments that provide exposure to bonds issued by development banks.